Interim Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 27,122	$ 19,740	[1]
Trade accounts receivable, net	21,371	22,066	[1]
Inventories	20,681	16,647	[1]
Due from affiliated companies	367		[1]
Other current assets	1,506	2,039	[1]
Current assets held for sale	27,030	25,018	[1]
Total current assets	98,077	85,510	[1]
Property, plant and equipment, net	15,618	13,725	[1]
Long term inventory	1,390	1,461	[1]
Deferred tax assets	9,543	4,073	[1],[2]
Other assets, net	270	270	[1]
Intangible assets, net	474	519	[1]
Total noncurrent assets	11,677	6,323	[1]
Total assets	125,372	105,558	[1]
Current liabilities
Trade accounts payable	12,515	10,304	[1]
Other current liabilities	29,308	14,722	[1]
Due to affiliated companies		18	[1]
Current liabilities held for sale	9,423	6,482
Total current liabilities	51,246	31,526	[1]
Long term liabilities
Liability for employee severance benefits	928	667	[1]
Total noncurrent liabilities	928	667	[1]
Total liabilities	52,174	32,193	[1]
Shareholders' equity
Ordinary shares NIS 0.01 par value, 100,000,000 shares authorized at June 30, 2017 and at December 31, 2016; 37,490,367 issued shares at June 30, 2017 and 37,440,552 at December 31, 2016; 35,397,991 shares outstanding at June 30, 2016 and 35,348,176 at December 31, 2016;	148	148	[1]
Additional paid-in capital	76,874	76,463	[1]
Accumulated deficit	(1,926)	(1,348)	[1]
Total shareholders' equity before treasury stock	75,096	75,263	[1]
Treasury stock, at cost (2,092,376 as of June 30, 2017 and December 31, 2016)	(1,898)	(1,898)	[1]
Total shareholders' equity	73,198	73,365	[1]
Total liabilities and shareholders' equity	$ 125,372	$ 105,558	[1]

[1]	The financial position of the PCB business is presented as discontinued operations. See also Note 1.
[2]	Reclassified - see Note 2B